Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Distributions
The following table details from a U.S. federal income tax perspective, the portion of distributions classified as return of capital and ordinary dividend income, per share per annum, for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016		2015		2014
Return of capital	55.6%	$0.36	64.1%	$0.41	88.7%	$0.57
Ordinary dividend income	44.4%	0.28	35.9%	0.23	11.3%	0.07
Total	100.0%	$0.64	100.0%	$0.64	100.0%	$0.64